Commitments and Contingencies (Details) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 13, 2025	Nov. 11, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies (Details) [Line Items]
Option for underwriters to purchase additional units, term				45 days	45 days
Number of additional units that can be purchased by the underwriters to cover over-allotments. (in Shares)			750,000	750,000	750,000
Percentage of cash underwriting discount				1.50%	1.50%
Gross proceeds from proposed public offering					$ 57,500,000
Monthly fee		$ 3,000
Service fees			$ 9,000	$ 18,000
Accrued liabilities			6,000	6,000	0
Director fees					0
Incurred director compensation			22,500	45,000
Accrued director compensation			$ 15,000	0
Director [Member]
Commitments and Contingencies (Details) [Line Items]
Director fees				$ 7,500	$ 7,500
Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Percentage of cash underwriting discount				2.00%	2.00%
Gross proceeds from proposed public offering				$ 862,500	$ 862,500
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering	$ 57,500,000			57,500,000	57,500,000
IPO [Member] | Cash Underwriting Discount [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds from proposed public offering				$ 1,150,000	$ 1,150,000